PREPAYMENTS (Tables)	12 Months Ended
Sep. 30, 2025
Prepayments
SCHEDULE OF PREPAYMENTS

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD
Current assets:
Prepayments for marketing expenses	$-	$4,387,492	$563,880
Prepayments for operation	953,370	689,054	88,557
	$953,370	$5,076,546	$652,437

Non-current assets:
Prepayments for marketing expenses	-	1,365,000	175,430
Total	$953,370	$6,441,546	$827,867